Jan. 30, 2017
NF_Fidelity Stock Selector Small Cap Fund_Z_PRO-02 | Fidelity® Stock Selector Small Cap Fund
  Allocating the fund's assets across different market sectors (at present, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, telecom services, and utilities), using different Fidelity managers.